Columbia Acorn Family of Funds
First Quarter Report
March 31, 2025 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 16.7%
Automobile Components 3.0%
Dorman Products, Inc.(a)	186,648	22,498,550
Modine Manufacturing Co.(a)	589,465	45,241,439
Total		67,739,989
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc.(a)	304,245	38,651,285
Hotels, Restaurants & Leisure 5.6%
Churchill Downs, Inc.	557,740	61,948,182
Portillo’s, Inc., Class A(a)	1,857,800	22,089,242
Wingstop, Inc.	134,408	30,319,756
Xponential Fitness, Inc., Class A(a)	1,457,934	12,144,590
Total		126,501,770
Household Durables 3.4%
Cavco Industries, Inc.(a)	55,059	28,610,308
TopBuild Corp.(a)	161,910	49,374,455
Total		77,984,763
Leisure Products 0.6%
Brunswick Corp.	237,414	12,784,744
Specialty Retail 1.8%
Five Below, Inc.(a)	552,544	41,399,359
Textiles, Apparel & Luxury Goods 0.6%
Kontoor Brands, Inc.	228,413	14,648,126
Total Consumer Discretionary		379,710,036
Consumer Staples 4.2%
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	448,380	51,160,158
Household Products 1.2%
WD-40 Co.	112,707	27,500,508
Personal Care Products 0.7%
elf Beauty, Inc.(a)	264,380	16,600,420
Total Consumer Staples		95,261,086
Energy 2.4%
Energy Equipment & Services 1.3%
TechnipFMC PLC	918,264	29,099,786
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.1%
Antero Resources Corp.(a)	606,238	24,516,265
Total Energy		53,616,051
Financials 10.7%
Banks 1.6%
Lakeland Financial Corp.	232,728	13,833,352
Western Alliance Bancorp	291,874	22,424,680
Total		36,258,032
Capital Markets 6.1%
Blue Owl Capital, Inc.	1,341,673	26,887,127
Carlyle Group, Inc. (The)	1,080,104	47,081,733
GCM Grosvenor, Inc., Class A(b)	4,944,660	65,417,852
Total		139,386,712
Insurance 3.0%
Oscar Health, Inc., Class A(a)	906,138	11,879,469
Ryan Specialty Holdings, Inc., Class A	763,579	56,405,581
Total		68,285,050
Total Financials		243,929,794
Health Care 19.6%
Biotechnology 6.1%
Absci Corp.(a),(c)	2,018,380	5,066,134
BridgeBio Pharma, Inc.(a)	211,175	7,300,320
Crinetics Pharmaceuticals, Inc.(a)	148,722	4,988,136
Cytokinetics, Inc.(a)	181,572	7,297,379
Exact Sciences Corp.(a)	926,021	40,087,449
Insmed, Inc.(a)	311,042	23,729,394
Natera, Inc.(a)	158,153	22,364,416
Revolution Medicines, Inc.(a)	159,029	5,623,265
Sarepta Therapeutics, Inc.(a)	188,000	11,998,160
Vaxcyte, Inc.(a)	153,523	5,797,028
Viking Therapeutics, Inc.(a)	209,891	5,068,868
Total		139,320,549

Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Glaukos Corp.(a)	459,216	45,196,039
Integer Holdings Corp.(a)	313,625	37,010,886
Masimo Corp.(a)	117,847	19,633,310
Total		101,840,235
Health Care Providers & Services 3.9%
Alignment Healthcare, Inc.(a)	1,009,217	18,791,620
Encompass Health Corp.	294,390	29,815,819
HealthEquity, Inc.(a)	451,424	39,892,339
Total		88,499,778
Life Sciences Tools & Services 4.9%
BioLife Solutions, Inc.(a)	741,066	16,925,948
Bio-Techne Corp.	658,422	38,603,282
DNA Script(a),(d),(e),(f)	1,139	99,698
ICON PLC(a)	99,775	17,459,627
Maravai LifeSciences Holdings, Inc., Class A(a)	1,044,883	2,309,191
Medpace Holdings, Inc.(a)	91,735	27,950,737
Repligen Corp.(a)	73,591	9,363,719
Total		112,712,202
Pharmaceuticals 0.2%
Structure Therapeutics, Inc., ADR(a)	303,615	5,255,576
Total Health Care		447,628,340
Industrials 25.4%
Aerospace & Defense 4.4%
Aerovironment, Inc.(a)	253,251	30,184,987
Curtiss-Wright Corp.	157,504	49,971,294
Moog, Inc., Class A	110,160	19,096,236
Total		99,252,517
Building Products 0.8%
Janus International Group, Inc.(a)	2,648,801	19,071,367
Commercial Services & Supplies 1.6%
VSE Corp.	309,232	37,104,748
Construction & Engineering 1.9%
MYR Group, Inc.(a)	199,671	22,580,794
Sterling Infrastructure, Inc.(a)	185,020	20,946,114
Total		43,526,908
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Atkore, Inc.	455,319	27,314,587
Bloom Energy Corp., Class A(a)	426,954	8,393,915
Total		35,708,502
Ground Transportation 0.9%
Saia, Inc.(a)	60,651	21,193,279
Machinery 5.7%
Esab Corp.	316,513	36,873,765
Mueller Water Products, Inc., Class A	1,499,003	38,104,656
SPX Technologies, Inc.(a)	417,223	53,729,978
Total		128,708,399
Marine Transportation 1.2%
Matson, Inc.	221,273	28,360,560
Professional Services 5.0%
Alight, Inc., Class A	3,101,585	18,392,399
Parsons Corp.(a)	810,270	47,976,086
Paylocity Holding Corp.(a)	252,876	47,373,790
Total		113,742,275
Trading Companies & Distributors 2.3%
Applied Industrial Technologies, Inc.	46,523	10,483,493
FTAI Aviation Ltd.	377,248	41,885,845
Total		52,369,338
Total Industrials		579,037,893
Information Technology 16.9%
Electronic Equipment, Instruments & Components 2.0%
Celestica, Inc.(a)	273,155	21,527,346
Coherent Corp.(a)	208,094	13,513,624
Ingram Micro Holding Corp.	622,855	11,049,448
Total		46,090,418
IT Services 1.5%
Globant SA(a)	293,711	34,575,659
Semiconductors & Semiconductor Equipment 1.7%
Lattice Semiconductor Corp.(a)	411,552	21,585,902
Semtech Corp.(a)	493,469	16,975,334
Total		38,561,236
Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.7%
Alkami Technology, Inc.(a)	652,623	17,131,354
Atlassian Corp., Class A(a)	32,177	6,828,281
Braze, Inc., Class A(a)	332,711	12,004,213
Clearwater Analytics Holdings, Inc., Class A(a)	619,313	16,597,588
CyberArk Software Ltd.(a)	35,365	11,953,370
Dynatrace, Inc.(a)	611,876	28,849,953
Gen Digital, Inc.	709,317	18,825,273
Gitlab, Inc., Class A(a)	436,606	20,520,482
Informatica, Inc., Class A(a)	513,986	8,969,056
Monday.com Ltd.(a)	91,354	22,213,639
Samsara, Inc., Class A(a)	341,554	13,091,765
Sprout Social, Inc., Class A(a)	461,078	10,139,105
SPS Commerce, Inc.(a)	154,928	20,563,593
Varonis Systems, Inc.(a)	284,335	11,501,351
Vertex, Inc.(a)	331,394	11,602,104
Workiva, Inc., Class A(a)	213,700	16,221,967
Zeta Global Holdings Corp., Class A(a)	895,992	12,149,652
Zscaler, Inc.(a)	33,651	6,677,031
Total		265,839,777
Total Information Technology		385,067,090
Real Estate 2.1%
Real Estate Management & Development 2.1%
Colliers International Group, Inc.	403,189	48,906,826
Total Real Estate		48,906,826
Total Common Stocks (Cost $2,193,365,956)		2,233,157,116

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
Sector 0.7%
SPDR S&P Biotech ETF(c)	209,513	16,991,504
Total Exchange-Traded Equity Funds (Cost $18,158,332)		16,991,504

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 4.504%(b),(g)	20,910,444	20,906,262
Dreyfus Government Cash Management Fund, Institutional Shares, 4.226%(g),(h)	16,782,225	16,782,225
Total Money Market Funds (Cost $37,682,851)		37,688,487
Total Investments in Securities (Cost: $2,249,207,139)		2,287,837,107
Other Assets & Liabilities, Net		(8,437,604)
Net Assets		2,279,399,503

Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	28,748,849	164,286,783	(172,129,780)	410	20,906,262	678	310,163	20,910,444
GCM Grosvenor, Inc., Class A
	60,670,978	—	—	4,746,874	65,417,852	—	543,913	4,944,660
Total	89,419,827			4,747,284	86,324,114	678	854,076

(c)	All or a portion of this security was on loan at March 31, 2025. The total market value of securities on loan at March 31, 2025 was $15,725,847.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $99,698, which represents less than 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $99,698, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	99,698

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn® Fund | 2025

Portfolio of Investments
Columbia Acorn International®, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 3.8%
CAR Group Ltd.	872,591	17,391,258
IDP Education Ltd.	927,957	5,497,809
Pro Medicus Ltd.	73,070	9,248,871
Total		32,137,938
Belgium 0.8%
Azelis Group NV	375,524	6,598,497
Canada 2.5%
Altus Group Ltd.	377,811	13,507,784
CCL Industries, Inc., Class B	144,002	7,033,738
Total		20,541,522
China 1.6%
Silergy Corp.	1,175,000	13,648,541
Finland 1.7%
Valmet OYJ(a)	520,727	14,123,685
France 2.9%
Gaztransport Et Technigaz SA	65,409	9,918,247
Robertet SA	5,829	5,148,654
Virbac SA	29,134	9,300,953
Total		24,367,854
Germany 6.9%
Atoss Software SE	53,442	7,268,007
CTS Eventim AG & Co. KGaA	200,502	20,114,826
Hypoport SE(b)	77,111	13,209,180
Nemetschek SE	151,167	17,622,453
Total		58,214,466
India 0.8%
Max Healthcare Institute Ltd.	548,076	7,010,285
Ireland 1.8%
Bank of Ireland Group PLC	1,305,944	15,430,151
Italy 1.8%
Amplifon SpA	521,666	10,590,368
Carel Industries SpA	249,562	4,549,694
Total		15,140,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 33.5%
Capcom Co., Ltd.	1,011,200	24,957,992
Disco Corp.	48,100	9,823,063
Gunma Bank Ltd. (The)	1,063,900	8,874,332
Kakaku.com, Inc.	874,600	12,526,374
Kokusai Electric Corp.	606,500	10,038,305
Kyoritsu Maintenance Co., Ltd.	339,600	7,092,168
Kyudenko Corp.	314,100	10,134,902
Macnica Holdings, Inc.	336,000	4,349,266
Nippon Sanso Holdings Corp.	496,800	15,070,224
Nissin Foods Holdings Co., Ltd.	374,900	7,651,851
Niterra Co., Ltd.	785,700	23,968,089
Nomura Real Estate Holdings, Inc.	2,823,500	16,476,719
Obic Co., Ltd.	428,000	12,340,531
Omron Corp.	422,600	11,932,832
Recruit Holdings Co., Ltd.	309,200	16,020,045
Sanwa Holdings Corp.	413,700	13,275,395
Sekisui Chemical Co., Ltd.	743,400	12,679,304
Simplex Holdings, Inc.	895,700	16,862,481
Sundrug Co., Ltd.	182,800	5,123,978
Suntory Beverage & Food Ltd.	614,500	20,273,381
Taisei Corp.	285,700	12,716,956
Yaskawa Electric Corp.	366,500	9,183,799
Total		281,371,987
Mexico 1.7%
Corporación Inmobiliaria Vesta SAB de CV	6,143,236	14,072,902
Netherlands 3.5%
BE Semiconductor Industries NV	112,247	11,730,539
IMCD NV	133,543	17,772,120
Total		29,502,659
New Zealand 2.6%
Fisher & Paykel Healthcare Corp., Ltd.	1,137,570	21,709,839
Norway 0.5%
AutoStore Holdings Ltd.(b),(c)	4,699,040	4,141,963
Spain 0.9%
Viscofan SA	107,619	7,435,942

Columbia Acorn International® | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 5.2%
AddTech AB, B Shares	325,749	9,540,394
Hexagon AB, Class B	1,702,187	18,195,979
Munters Group AB	952,329	9,734,044
Thule Group AB	215,244	6,194,137
Total		43,664,554
Switzerland 5.1%
Belimo Holding AG, Registered Shares	19,499	12,021,413
Inficon Holding AG	12,163	12,762,461
Kardex Holding AG	23,200	6,136,794
VAT Group AG	31,674	11,417,277
Total		42,337,945
United Kingdom 17.7%
Ashtead Group PLC	280,896	15,187,140
Auto Trader Group PLC	2,439,267	23,586,777
ConvaTec Group PLC	5,699,140	19,038,306
Genus PLC	329,884	7,952,101
Halma PLC	614,997	20,634,138
Howden Joinery Group PLC	1,501,580	14,043,199
Intermediate Capital Group PLC	700,369	17,837,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Rightmove PLC	2,348,245	20,906,763
Safestore Holdings PLC	1,135,075	9,037,321
Total		148,223,643
United States 2.9%
CRH PLC	142,541	12,492,674
Interparfums, Inc.	104,444	11,893,038
Total		24,385,712
Total Common Stocks (Cost $687,316,085)		824,060,147

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(d),(e)	16,935,437	16,932,049
Dreyfus Government Cash Management Fund, Institutional Shares, 4.226%(d),(f)	13,678,997	13,678,997
Total Money Market Funds (Cost $30,610,340)		30,611,046
Total Investments in Securities (Cost $717,926,425)		854,671,193
Other Assets & Liabilities, Net		(15,202,016)
Net Assets		$839,469,177
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2025. The total market value of securities on loan at March 31, 2025 was $12,646,474.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $4,141,963, which represents 0.49% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	3,715,484	54,411,559	(41,195,700)	706	16,932,049	(1,376)	69,043	16,935,437

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | 2025

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 1.6%
CSL Ltd.	19,170	3,017,152
Canada 1.1%
Shopify, Inc., Class A(a)	20,700	1,969,237
Denmark 2.2%
Novo Nordisk A/S, Class B	59,175	4,046,288
France 17.6%
Airbus Group SE	26,349	4,639,682
Cie de Saint-Gobain SA	36,056	3,591,785
EssilorLuxottica SA	11,284	3,251,695
L’Oreal SA	6,884	2,558,734
LVMH Moet Hennessy Louis Vuitton SE	6,971	4,316,991
Publicis Groupe SA	44,604	4,208,328
Schneider Electric SE	29,845	6,889,581
TotalEnergies SE	53,062	3,418,943
Total		32,875,739
Germany 8.1%
Adidas AG	21,273	5,017,461
Deutsche Telekom AG, Registered Shares	144,725	5,343,245
Nemetschek SE	25,067	2,922,212
SAP SE	7,208	1,931,381
Total		15,214,299
India 2.3%
Max Healthcare Institute Ltd.	119,375	1,526,892
Phoenix Mills Ltd. (The)	144,502	2,768,898
Total		4,295,790
Ireland 2.6%
Bank of Ireland Group PLC	409,705	4,840,797
Japan 26.9%
Capcom Co., Ltd.	293,000	7,231,696
Daikin Industries Ltd.	20,000	2,170,373
Disco Corp.	8,900	1,817,573
Gunma Bank Ltd. (The)	335,300	2,796,845
Hoya Corp.	16,600	1,873,451
Kokusai Electric Corp.	100,600	1,665,051
Niterra Co., Ltd.	98,300	2,998,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	189,000	1,102,922
Omron Corp.	98,800	2,789,787
ORIX Corp.	136,100	2,841,619
Recruit Holdings Co., Ltd.	68,200	3,533,529
Renesas Electronics Corp.	154,600	2,073,596
Shimadzu Corp.	54,900	1,371,328
Sony Group Corp.	166,500	4,212,950
Suntory Beverage & Food Ltd.	125,800	4,150,352
Taisei Corp.	69,400	3,089,103
Tokyo Electron Ltd.	18,400	2,523,240
Yaskawa Electric Corp.	80,700	2,022,190
Total		50,264,285
Netherlands 3.2%
ASML Holding NV	6,268	4,147,998
IMCD NV	14,131	1,880,576
Total		6,028,574
New Zealand 1.5%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	2,825,350
Singapore 1.8%
DBS Group Holdings Ltd.	97,790	3,358,238
Spain 2.0%
Industria de Diseno Textil SA	75,631	3,765,810
Switzerland 6.6%
Belimo Holding AG, Registered Shares	3,475	2,142,388
Lonza Group AG, Registered Shares	5,084	3,140,742
Nestlé SA, Registered Shares	46,461	4,695,192
VAT Group AG	6,447	2,323,899
Total		12,302,221
United Kingdom 19.4%
3i Group PLC	84,678	3,981,613
Ashtead Group PLC	62,155	3,360,520
Auto Trader Group PLC	177,233	1,713,775
BT Group PLC	1,462,836	3,137,725
ConvaTec Group PLC	882,123	2,946,782
Halma PLC	76,902	2,580,186
Howden Joinery Group PLC	285,015	2,665,541

Columbia Acorn International SelectSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	150,106	3,823,092
London Stock Exchange Group PLC	27,212	4,041,724
Reckitt Benckiser Group PLC	44,362	2,999,782
Rightmove PLC	235,662	2,098,133
Rio Tinto PLC	46,274	2,776,912
Total		36,125,785
United States 1.7%
CRH PLC	36,450	3,194,575
Total Common Stocks (Cost $164,697,387)		184,124,140

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	1,773,197	1,772,843
Total Money Market Funds (Cost $1,772,700)		1,772,843
Total Investments in Securities (Cost $166,470,087)		185,896,983
Other Assets & Liabilities, Net		767,812
Net Assets		$186,664,795
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	2,828,723	7,132,789	(8,188,613)	(56)	1,772,843	361	24,152	1,773,197
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International SelectSM | 2025

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 31.0%
	Shares	Value ($)
U.S. Large Cap 27.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,864,609	99,602,449
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,836,501	100,132,673
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	569,377	39,224,427
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,459,925	80,281,273
Total		319,240,822
U.S. Small Cap 3.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	1,994,480	39,909,532
Total Equity Funds (Cost $336,723,840)		359,150,354

Exchange-Traded Equity Funds 3.5%

U.S. Large Cap 3.5%
Columbia Research Enhanced Core ETF(a)	1,210,385	40,196,886
Total Exchange-Traded Equity Funds (Cost $35,200,612)		40,196,886

Exchange-Traded Fixed Income Funds 6.5%

Multisector 6.5%
Columbia Diversified Fixed Income Allocation ETF(a)	4,195,097	75,008,334
Total Exchange-Traded Fixed Income Funds (Cost $76,768,547)		75,008,334

Fixed Income Funds 58.6%
	Shares	Value ($)
High Yield 6.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	6,921,483	75,236,518
Investment Grade 52.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,522,676	150,521,579
Columbia Quality Income Fund, Institutional 3 Class(a)	6,301,996	112,868,756
Columbia Total Return Bond Fund, Institutional 3 Class(a)	6,182,197	188,124,255
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	15,035,950	150,509,860
Total		602,024,450
Total Fixed Income Funds (Cost $671,136,759)		677,260,968

Money Market Funds 0.0%

Columbia Short-Term Cash Fund, 4.504%(a),(c)	525,700	525,595
Total Money Market Funds (Cost $525,542)		525,595
Total Investments in Securities (Cost: $1,120,355,300)		1,152,142,137
Other Assets & Liabilities, Net		4,112,008
Net Assets		1,156,254,145
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	74,265,906	49,308,606	(20,451,705)	(3,520,358)	99,602,449	—	245,004	—	2,864,609
Columbia Corporate Income Fund, Institutional 3 Class
	180,071,090	13,410,742	(45,550,225)	2,589,972	150,521,579	—	(1,023,979)	1,934,094	16,522,676
Columbia Diversified Fixed Income Allocation ETF
	89,144,643	5,788,326	(22,093,557)	2,168,922	75,008,334	—	(489,929)	671,063	4,195,097

Columbia Thermostat FundSM | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia High Yield Bond Fund, Institutional 3 Class
	90,169,866	6,953,618	(21,737,023)	(149,943)	75,236,518	—	(180,733)	1,242,351	6,921,483
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	74,525,468	48,419,384	(18,761,500)	(4,050,679)	100,132,673	—	(14,375)	—	3,836,501
Columbia Large Cap Growth Fund, Institutional 3 Class
	29,688,679	21,261,697	(7,967,097)	(3,758,852)	39,224,427	—	215,144	—	569,377
Columbia Large Cap Index Fund, Institutional 3 Class
	59,756,842	38,767,334	(15,744,897)	(2,498,006)	80,281,273	—	154,639	—	1,459,925
Columbia Quality Income Fund, Institutional 3 Class
	134,970,124	9,830,517	(39,972,883)	8,040,998	112,868,756	—	(4,381,793)	1,236,495	6,301,996
Columbia Research Enhanced Core ETF
	29,495,409	19,539,840	(7,436,956)	(1,401,407)	40,196,886	—	198,406	—	1,210,385
Columbia Short-Term Cash Fund, 4.504%
	3,388,538	39,713,762	(42,576,757)	52	525,595	—	585	44,755	525,700
Columbia Small Cap Index Fund, Institutional 3 Class
	28,668,806	21,677,028	(8,150,391)	(2,285,911)	39,909,532	—	(354,821)	—	1,994,480
Columbia Total Return Bond Fund, Institutional 3 Class
	225,118,342	17,011,195	(59,845,751)	5,840,469	188,124,255	—	(1,515,157)	2,651,370	6,182,197
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,923,815	13,176,708	(46,903,383)	4,312,720	150,509,860	—	(1,001,114)	1,490,638	15,035,950
Total	1,199,187,528			5,287,977	1,152,142,137	—	(8,148,123)	9,270,766

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | 2025

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Austria 4.0%
BAWAG Group AG	5,906	609,287
DO & CO AG(a)	2,039	359,377
Wienerberger AG	17,395	579,864
Total		1,548,528
Belgium 2.5%
Azelis Group NV	42,862	753,147
Melexis NV	3,976	223,882
Total		977,029
Finland 3.4%
Huhtamaki OYJ	5,562	198,024
Konecranes OYJ	17,620	1,127,642
Total		1,325,666
France 10.4%
Elis SA	64,334	1,436,744
Gaztransport Et Technigaz SA	3,586	543,760
Nexans SA	8,093	794,516
SPIE SA	9,841	421,031
Verallia SA	14,525	451,086
Virbac SA	1,210	386,289
Total		4,033,426
Germany 6.7%
Bilfinger SE	2,684	193,482
CTS Eventim AG & Co. KGaA	10,828	1,086,290
flatexDEGIRO AG	4,377	101,178
Nemetschek SE	1,721	200,627
Renk Group AG	17,620	852,916
Springer Nature AG & Co. KGaA(a)	8,797	179,781
Total		2,614,274
Greece 2.6%
National Bank of Greece SA	99,722	1,024,940
Ireland 3.9%
Cairn Homes PLC	290,540	600,047
Glanbia PLC	40,953	451,284
Irish Continental Group PLC	78,852	451,892
Total		1,503,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 4.7%
Buzzi SpA	14,744	709,472
Carel Industries SpA	10,714	195,324
De’ Longhi SpA	13,450	446,154
Intercos SpA	14,885	207,628
Reply SpA	1,617	264,870
Total		1,823,448
Jersey 1.3%
JTC PLC	43,613	514,459
Netherlands 2.6%
BE Semiconductor Industries NV	1,867	195,114
CTP NV(b)	33,698	603,407
IMCD NV	1,535	204,280
Total		1,002,801
Norway 3.6%
Storebrand ASA	71,341	904,907
TGS NOPEC Geophysical Co. ASA	20,336	192,886
TOMRA Systems ASA	21,321	304,415
Total		1,402,208
Portugal 2.2%
Banco Comercial Portugues SA	1,428,271	863,573
Spain 4.9%
Bankinter SA	37,020	411,484
Fluidra SA	33,137	780,159
Indra Sistemas SA	7,037	203,991
Viscofan SA	7,344	507,434
Total		1,903,068
Sweden 7.0%
Avanza Bank Holding AB	26,408	806,608
Hexpol AB	47,180	412,579
Munters Group AB	57,269	585,364
Nordnet AB	25,287	588,011
Thule Group AB	12,326	354,709
Total		2,747,271

Columbia Acorn European FundSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 5.8%
Accelleron Industries AG	8,278	383,820
Belimo Holding AG, Registered Shares	560	345,248
Comet Holding AG, Registered Shares	812	204,452
Inficon Holding AG	363	380,891
Kardex Holding AG	2,626	694,622
Tecan Group AG, Registered Shares	1,236	235,185
Total		2,244,218
United Kingdom 31.1%
Allfunds Group PLC	88,516	509,469
Auction Technology Group PLC(a)	60,898	457,044
Bodycote PLC	51,847	374,747
Breedon Group PLC	135,024	782,261
Bridgepoint Group Ltd., Registered Shares(b)	63,289	262,429
Chemring Group PLC	99,013	476,705
Clarkson PLC	4,258	188,298
ConvaTec Group PLC	243,349	812,921
CVS Group PLC	28,591	370,802
Diploma PLC	7,705	385,707
discoverIE Group plc	29,569	207,785
Electrocomponents PLC	24,403	177,669
Genus PLC	18,026	434,530
GlobalData PLC	144,154	274,661
Greggs PLC	16,293	367,788
Howden Joinery Group PLC	40,272	376,635
Ibstock PLC	143,436	315,353
IMI PLC	21,727	534,462
Intermediate Capital Group PLC	35,238	897,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Moonpig Group PLC	159,273	434,304
Quilter PLC(b)	435,618	829,434
Rightmove PLC	52,955	471,466
Rotork PLC	166,508	676,844
Safestore Holdings PLC	123,736	985,170
Spectris PLC	10,808	326,123
YouGov PLC	43,226	153,552
Total		12,083,646
United States 1.5%
Interparfums, Inc.	5,040	573,905
Total Common Stocks (Cost $35,920,708)		38,185,683

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
FUCHS SE	5,087	245,101
Total Preferred Stocks (Cost $237,214)		245,101

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	512	512
Total Money Market Funds (Cost $512)		512
Total Investments in Securities (Cost $36,158,434)		38,431,296
Other Assets & Liabilities, Net		464,687
Net Assets		$38,895,983
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $1,695,270, which represents 4.36% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Columbia Acorn European FundSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	361,715	6,835,428	(7,196,631)	—	512	(7)	5,977	512
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Acorn European FundSM | 2025

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1QT110_12_R01_(05/25)